SCHEDULE OF EXPENSES BY NATURE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes and other explanatory information [abstract]
Wages and benefits	$ 1,074,549	$ 1,042,347	$ 3,221,450	$ 2,990,224
Subcontract fees	314,296	400,475	1,632,010	1,720,487
Stock-based compensation	406,536	477,224	1,109,171	1,280,702
Supplies	654,419	441,945	1,543,232	1,235,959
Research and development costs	2,449,800	2,361,991	7,505,863	7,227,372
Stock-based compensation	845,112	403,572	2,042,185	1,567,196
Wages and benefits	640,241	646,349	1,973,231	1,983,180
General expenses	387,183	435,990	1,375,911	1,558,810
Professional fees	273,905	203,778	842,403	743,075
Depreciation and amortization	508,484	336,446	1,416,271	952,141
Rent and facility costs	42,274	48,569	123,021	100,219
Selling, marketing and administration costs	$ 2,697,199	$ 2,074,704	$ 7,773,022	$ 6,904,621